UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2014 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 91.0%
	FEDERAL HOME LOAN MORTGAGE CORP. - 26.8% (a)
$ 3,283,446	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5025	4/25/2019	$ 3,287,836
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	6,037,918
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,188,145
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	553,748
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	219,744
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	516,878
1,085,000	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,138,722
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.2500	4/25/2023	5,729,916
3,845,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.3200	2/25/2023	3,983,351
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	582,815
1,038,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,124,185
5,000,000	Freddie Mac TBA	3.0000	11/15/2043	4,922,266
1,756,940	Freddie Mac Gold Pool	3.5000	5/1/2043	1,795,999
346,276	Freddie Mac Gold Pool	4.0000	2/1/2044	366,525
1,440,893	Freddie Mac Gold Pool	4.5000	5/1/2031	1,567,997
606,966	Freddie Mac Gold Pool	5.0000	5/1/2041	671,518
76,422	Freddie Mac Gold Pool	7.5000	6/1/2017	80,212
218,885	Freddie Mac Non Gold Pool (b)	2.1040	6/1/2037	232,118
200,897	Freddie Mac Non Gold Pool (b)	2.1450	6/1/2037	211,187
87,731	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	89,634
1,196,750	Freddie Mac Non Gold Pool (b)	2.2650	11/1/2036	1,286,500
681,375	Freddie Mac Non Gold Pool (b)	2.2730	9/1/2035	729,289
188,865	Freddie Mac Non Gold Pool (b)	2.2850	5/1/2037	190,144
269,881	Freddie Mac Non Gold Pool (b)	2.2900	4/1/2036	281,954
351,773	Freddie Mac Non Gold Pool (b)	2.3310	11/1/2038	376,700
3,985,506	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	4,260,721
452,180	Freddie Mac Non Gold Pool (b)	2.3500	11/1/2033	481,579
854,896	Freddie Mac Non Gold Pool (b)	2.3520	1/1/2035	912,377
682,679	Freddie Mac Non Gold Pool (b)	2.3700	3/1/2036	730,267
2,570,793	Freddie Mac Non Gold Pool (b)	2.3740	3/1/2037	2,751,257
7,554,319	Freddie Mac Non Gold Pool (b)	2.3740	9/1/2038	8,045,261
814,740	Freddie Mac Non Gold Pool (b)	2.3750	2/1/2035	873,610
880,907	Freddie Mac Non Gold Pool (b)	2.3770	2/1/2036	943,432
248,733	Freddie Mac Non Gold Pool (b)	2.3850	9/1/2038	268,000
809,440	Freddie Mac Non Gold Pool (b)	2.3990	1/1/2033	867,434
599,017	Freddie Mac Non Gold Pool (b)	2.4000	4/1/2037	642,561
473,167	Freddie Mac Non Gold Pool (b)	2.4050	1/1/2035	507,398
677,462	Freddie Mac Non Gold Pool (b)	2.4160	2/1/2036	726,080
59,212	Freddie Mac Non Gold Pool (b)	2.4330	7/1/2024	60,012
756,863	Freddie Mac Non Gold Pool (b)	2.4330	6/1/2034	808,146
390,731	Freddie Mac Non Gold Pool (b)	2.4840	4/1/2037	420,525
4,700,466	Freddie Mac Non Gold Pool (b)	2.5510	3/1/2038	5,065,647
1,289,962	Freddie Mac Non Gold Pool (b)	2.6200	5/1/2036	1,390,978
2,639,198	Freddie Mac Non Gold Pool (b)	2.6350	11/1/2036	2,833,761
290,126	Freddie Mac Non Gold Pool (b)	2.8050	3/1/2037	313,208
779,266	Freddie Mac Non Gold Pool (b)	3.1130	11/1/2038	828,993
695,231	Freddie Mac Non Gold Pool (b)	4.0740	9/1/2038	736,366
146,191	Freddie Mac Non Gold Pool (b)	5.4370	12/1/2037	153,315
348,981	Freddie Mac REMICS (b,c)	0.3028	4/15/2018	349,440
227,605	Freddie Mac REMICS (b,c)	0.3528	10/15/2017	228,035
226,390	Freddie Mac REMICS (b,c)	0.3928	5/15/2036	226,465
7,305	Freddie Mac REMICS (b,c)	0.5028	4/15/2033	7,308
109,539	Freddie Mac REMICS (b,c)	0.5428	8/15/2035	110,157
416,725	Freddie Mac REMICS (b,c)	0.5528	11/15/2032	421,547
54,047	Freddie Mac REMICS (b,c)	0.5528	1/15/2033	54,622
40,626	Freddie Mac REMICS (b,c)	0.6528	3/15/2032	41,208
280,881	Freddie Mac REMICS (b,c)	0.9028	12/15/2032	287,117
97,701	Freddie Mac REMICS (b,c)	1.1028	12/15/2031	100,581
161,270	Freddie Mac REMICS (b,c)	1.1528	3/15/2032	166,461
62,030	Freddie Mac REMICS (c)	4.0000	10/15/2017	62,486
645,694	Freddie Mac REMICS (c)	4.0000	2/15/2020	677,685
46,628	Freddie Mac REMICS (c)	4.0000	9/15/2024	46,798
427,043	Freddie Mac REMICS (c)	4.0000	4/15/2041	451,442
662,495	Freddie Mac REMICS (c)	4.2176	6/15/2048	690,008
17,876	Freddie Mac REMICS (c)	4.2500	6/15/2019	17,964
78,779	Freddie Mac REMICS (c)	4.2500	3/15/2034	83,361
1,298,593	Freddie Mac REMICS (c)	4.2871	12/15/2036	1,354,884
654,082	Freddie Mac REMICS (c)	4.5000	2/15/2020	689,496
444,598	Freddie Mac REMICS (c)	4.5000	10/15/2027	455,410
83,354	Freddie Mac REMICS (c)	4.5000	11/15/2028	86,081
228,176	Freddie Mac REMICS (c)	4.5000	8/15/2034	242,543
55,516	Freddie Mac REMICS (c)	4.5000	12/15/2036	55,813
223,461	Freddie Mac REMICS (c)	5.0000	2/15/2018	235,121
700,403	Freddie Mac REMICS (c)	5.0000	10/15/2019	747,454
2,494,648	Freddie Mac REMICS (c)	5.0000	12/15/2024	2,678,982
265,204	Freddie Mac REMICS (c)	5.0000	1/15/2026	290,379
172,547	Freddie Mac REMICS (c)	5.0000	10/15/2032	177,986
1,110,088	Freddie Mac REMICS (c)	5.0000	11/15/2032	1,134,690
60,387	Freddie Mac REMICS (c)	5.0000	1/15/2033	60,545
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,620,239
624	Freddie Mac REMICS (c)	5.0000	10/15/2036	624
70,880	Freddie Mac REMICS (c)	5.5000	7/15/2033	76,078
1,565,803	Freddie Mac REMICS (c)	5.5000	11/15/2034	1,637,588
1,539,704	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,710,221
3,883,353	Freddie Mac REMICS (c)	5.5000	2/15/2038	4,206,592
229,106	Freddie Mac REMICS (c)	6.0000	3/15/2029	253,461
596,519	Freddie Mac REMICS (c)	6.5000	12/15/2023	654,158
299,668	Freddie Mac REMICS (c)	6.5000	12/15/2028	333,870
				95,511,129
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 30.7% (a)
4,000,000	Fannie Mae TBA	4.0000	11/1/2044	4,203,063
239,208	Fannie Mae Pool (b)	1.3180	4/1/2034	245,051
135,839	Fannie Mae Pool (b)	1.3180	9/1/2044	139,190
58,018	Fannie Mae Pool (b)	1.7700	2/1/2020	59,343
138,236	Fannie Mae Pool (b)	1.8090	2/1/2036	147,440
476,890	Fannie Mae Pool (b)	1.8850	8/1/2035	509,357
794,292	Fannie Mae Pool (b)	1.9150	1/1/2035	840,451
362,518	Fannie Mae Pool (b)	1.9230	7/1/2035	385,773
2,465,327	Fannie Mae Pool (b)	2.0370	9/1/2037	2,642,156
220,999	Fannie Mae Pool (b)	2.0520	7/1/2032	222,114
1,607,950	Fannie Mae Pool (b)	2.1030	4/1/2037	1,701,984
1,085,784	Fannie Mae Pool (b)	2.1210	2/1/2036	1,152,085
55,814	Fannie Mae Pool (b)	2.1240	1/1/2019	56,606
79,000	Fannie Mae Pool (b)	2.1400	3/1/2033	79,609
1,477,574	Fannie Mae Pool (b)	2.1490	7/1/2035	1,573,062
338,405	Fannie Mae Pool (b)	2.1580	8/1/2035	362,064
494,578	Fannie Mae Pool (b)	2.2030	9/1/2035	528,376
128,280	Fannie Mae Pool (b)	2.2500	5/1/2032	129,107
540,521	Fannie Mae Pool (b)	2.2560	9/1/2034	580,811
109,631	Fannie Mae Pool (b)	2.2630	5/1/2032	110,426
221,069	Fannie Mae Pool (b)	2.2700	9/1/2036	235,626
1,513,269	Fannie Mae Pool (b)	2.2760	4/1/2037	1,628,426
1,794,106	Fannie Mae Pool (b)	2.2870	11/1/2033	1,909,061
1,022,006	Fannie Mae Pool (b)	2.3100	1/1/2036	1,092,798
550,776	Fannie Mae Pool (b)	2.3200	4/1/2034	588,164
723,032	Fannie Mae Pool (b)	2.3340	4/1/2033	777,320
137,145	Fannie Mae Pool (b)	2.3340	6/1/2036	146,304
2,899,345	Fannie Mae Pool (b)	2.3370	10/1/2034	3,116,793
126,737	Fannie Mae Pool (b)	2.3450	5/1/2035	135,532
1,267,641	Fannie Mae Pool (b)	2.3480	7/1/2035	1,355,645
874,923	Fannie Mae Pool (b)	2.3480	8/1/2035	930,017
1,050,583	Fannie Mae Pool (b)	2.3480	8/1/2035	1,111,538
110,278	Fannie Mae Pool (b)	2.3590	7/1/2033	111,037
69,361	Fannie Mae Pool (b)	2.3600	8/1/2039	74,097
761,413	Fannie Mae Pool (b)	2.3700	9/1/2037	812,697
899,219	Fannie Mae Pool (b)	2.3750	10/1/2033	953,960
179,528	Fannie Mae Pool (b)	2.3930	1/1/2036	191,806
1,584,751	Fannie Mae Pool (b)	2.3930	10/1/2036	1,694,826
95,933	Fannie Mae Pool (b)	2.3950	5/1/2031	96,685
357,820	Fannie Mae Pool (b)	2.4050	6/1/2037	385,005
735,940	Fannie Mae Pool (b)	2.4120	6/1/2033	777,195
970,950	Fannie Mae Pool (b)	2.4120	10/1/2033	1,040,694
3,387,788	Fannie Mae Pool (b)	2.4240	3/1/2037	3,648,548
1,713,367	Fannie Mae Pool (b)	2.4380	1/1/2035	1,838,400
117,662	Fannie Mae Pool (b)	2.4470	11/1/2029	118,339
503,518	Fannie Mae Pool (b)	2.4480	7/1/2037	552,332
4,476,158	Fannie Mae Pool (b)	2.4570	3/1/2037	4,796,464
75,637	Fannie Mae Pool (b)	2.4940	2/1/2025	76,147
166,212	Fannie Mae Pool (b)	2.5560	8/1/2033	177,629
80,464	Fannie Mae Pool (b)	2.5580	1/1/2030	80,764
1,649,815	Fannie Mae Pool (b)	2.5590	7/1/2037	1,772,863
1,801,423	Fannie Mae Pool (b)	2.5840	10/1/2036	1,942,751
87,724	Fannie Mae Pool (b)	2.6250	9/1/2033	88,888
735,715	Fannie Mae Pool (b)	2.6250	8/1/2036	791,909
426,056	Fannie Mae Pool (b)	2.6580	5/1/2035	459,052
1,331,716	Fannie Mae Pool (b)	2.6930	1/1/2036	1,445,243
60,407	Fannie Mae Pool (b)	2.8160	7/1/2029	62,665
397,834	Fannie Mae Pool (b)	2.9730	6/1/2035	424,463
176,026	Fannie Mae Pool (b)	2.9940	11/1/2035	188,821
1,308,843	Fannie Mae Pool	3.0000	1/1/2043	1,290,492
3,297,102	Fannie Mae Pool	3.0000	3/1/2043	3,250,873
2,707,424	Fannie Mae Pool	3.0000	7/1/2043	2,673,671
4,907,287	Fannie Mae Pool	3.0000	9/1/2043	4,878,245
389,770	Fannie Mae Pool (b)	3.4620	12/1/2039	417,719
602,365	Fannie Mae Pool	3.5000	7/1/2037	615,178
2,525,067	Fannie Mae Pool	3.5000	6/1/2042	2,578,815
1,882,837	Fannie Mae Pool	3.5000	7/1/2042	1,922,914
11,585,176	Fannie Mae Pool	3.5000	9/1/2042	11,831,760
2,784,229	Fannie Mae Pool	3.5000	9/1/2042	2,843,491
2,762,320	Fannie Mae Pool	3.5000	12/1/2042	2,821,117
1,944,222	Fannie Mae Pool	3.5000	4/1/2043	1,985,610
105,288	Fannie Mae Pool (b)	3.6100	2/1/2023	106,070
2,517,142	Fannie Mae Pool	4.0000	11/1/2042	2,661,858
948,277	Fannie Mae Pool	4.0000	4/1/2043	1,002,735
2,103,608	Fannie Mae Pool	4.0000	8/1/2043	2,226,207
590,558	Fannie Mae Pool (b)	4.7090	8/1/2038	635,286
364,704	Fannie Mae Pool	5.0000	7/1/2035	403,481
276,656	Fannie Mae Pool	5.0000	7/1/2037	306,070
236,988	Fannie Mae Pool	5.0000	6/1/2040	261,956
206,114	Fannie Mae Pool	5.0000	6/1/2040	227,915
709,307	Fannie Mae Pool (b)	5.4880	1/1/2038	746,807
397,006	Fannie Mae Pool	5.5000	11/1/2023	435,078
67,019	Fannie Mae Pool	5.5000	7/1/2037	74,582
98,000	Fannie Mae Pool	5.5000	10/1/2037	109,059
522,067	Fannie Mae Pool	6.0000	4/1/2033	604,500
318,162	Fannie Mae Pool	6.0000	7/1/2036	362,632
223,959	Fannie Mae REMICS (b,c)	0.3520	1/25/2037	224,091
55,364	Fannie Mae REMICS (b,c)	0.4035	11/17/2029	55,594
20,369	Fannie Mae REMICS (b,c)	0.4520	5/25/2033	20,437
34,931	Fannie Mae REMICS (b,c)	0.7020	4/25/2032	35,484
1,327,583	Fannie Mae REMICS (b,c)	0.7070	12/18/2030	1,347,177
910,598	Fannie Mae REMICS (b,c)	0.7070	12/18/2030	924,037
475,564	Fannie Mae REMICS (b,c)	0.7520	12/25/2032	483,021
120,330	Fannie Mae REMICS (b,c)	1.0520	5/25/2022	122,144
382,987	Fannie Mae REMICS (b,c)	1.1520	8/25/2031	394,511
206,555	Fannie Mae REMICS (c)	3.5000	9/25/2036	210,379
534,083	Fannie Mae REMICS (b,c)	3.8226	8/25/2038	543,956
159,935	Fannie Mae REMICS (c)	4.0000	1/25/2019	166,762
21,851	Fannie Mae REMICS (c)	4.5000	11/25/2022	22,073
170	Fannie Mae REMICS (c)	4.5000	1/25/2038	170
73,164	Fannie Mae REMICS (c)	5.0000	5/25/2023	77,942
37,745	Fannie Mae REMICS (c)	5.0000	7/25/2025	39,020
74,495	Fannie Mae REMICS (c)	5.0000	11/25/2032	80,806
279,249	Fannie Mae REMICS (c)	5.0000	8/25/2033	281,155
1,008,357	Fannie Mae REMICS (c)	5.0000	1/25/2034	1,055,384
217,131	Fannie Mae REMICS (c)	5.0000	4/25/2034	226,439
12,911	Fannie Mae REMICS (c)	5.0000	3/25/2037	12,905
1,008,412	Fannie Mae REMICS (c)	5.5000	11/25/2025	1,109,120
188,611	Fannie Mae REMICS (c)	5.5000	1/25/2033	199,377
146,331	Fannie Mae REMICS (c)	5.5000	4/25/2035	160,516
102,008	Fannie Mae REMICS (c)	5.5000	11/25/2035	109,563
618,187	Fannie Mae REMICS (c)	6.0000	11/25/2032	692,580
67,393	Fannie Mae REMICS (b,c)	6.1457	5/25/2037	73,014
				109,240,350
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 33.5%
4,562,813	Ginnie Mae II pool (b)	0.8530	7/20/2062	4,595,385
1,713,204	Ginnie Mae II pool (b)	0.9770	6/20/2062	1,734,090
1,052,044	Ginnie Mae II pool (b)	1.2500	12/20/2061	1,071,931
698,213	Ginnie Mae II pool (b)	1.5100	6/20/2058	716,072
2,407,490	Ginnie Mae II pool (b)	2.0460	2/20/2063	2,560,325
365,998	Ginnie Mae II pool (b)	2.1650	2/20/2063	391,572
3,967,639	Ginnie Mae II pool (b)	2.2190	2/20/2063	4,248,438
4,540,347	Ginnie Mae II pool (b)	2.2700	1/20/2063	4,838,716
1,307,873	Ginnie Mae II pool (b)	2.2760	10/20/2062	1,408,116
2,293,622	Ginnie Mae II pool (b)	2.3020	1/20/2063	2,466,473
9,423,007	Ginnie Mae II pool (b)	2.3200	3/20/2063	10,161,064
1,772,037	Ginnie Mae II pool (b)	2.3250	2/20/2063	1,904,514
4,371,792	Ginnie Mae II pool (b)	2.4800	9/20/2062	4,746,518
1,741,785	Ginnie Mae II pool (b)	2.5320	2/20/2063	1,885,988
1,316,803	Ginnie Mae II pool	4.3120	2/20/2063	1,431,082
2,461,078	Ginnie Mae II pool	4.4660	12/20/2062	2,686,700
1,903,507	Ginnie Mae II pool	4.4790	2/20/2062	2,065,026
4,937,256	Ginnie Mae II pool	4.5050	4/20/2063	5,398,413
5,235,010	Ginnie Mae II pool	4.5210	12/20/2061	5,671,288
4,050,399	Ginnie Mae II pool	4.5240	7/20/2062	4,412,130
3,298,930	Ginnie Mae II pool	4.5320	12/20/2062	3,605,039
1,976,929	Ginnie Mae II pool	4.5580	8/20/2062	2,152,022
669,192	Ginnie Mae II pool	4.5600	3/20/2062	725,896
4,023,527	Ginnie Mae II pool	4.5830	7/20/2062	4,392,231
3,125,275	Ginnie Mae II pool	4.5830	11/20/2062	3,419,290
3,035,795	Ginnie Mae II pool	4.5880	10/20/2062	3,315,903
1,295,217	Ginnie Mae II pool	4.6040	6/20/2062	1,412,543
476,168	Ginnie Mae II pool	4.6390	3/20/2062	518,155
2,038,815	Ginnie Mae II pool	4.6500	1/20/2061	2,195,222
2,507,489	Ginnie Mae II pool	4.7000	8/20/2061	2,720,036
508,541	Ginnie Mae II pool	4.7430	1/20/2061	547,082
1,201,166	Ginnie Mae II pool	4.8080	8/20/2062	1,307,663
1,891,600	Ginnie Mae II pool	4.8100	2/20/2061	2,048,573
370,522	Ginnie Mae II pool	4.8260	6/20/2061	410,087
2,780,083	Ginnie Mae II pool	4.8510	5/20/2062	3,014,512
964,364	Ginnie Mae II pool	4.9090	6/20/2062	1,046,654
926,679	Ginnie Mae II pool	4.9170	2/20/2062	1,001,599
1,001,546	Government National Mortgage Association (b,c)	0.4018	12/16/2028	1,002,745
3,593,755	Government National Mortgage Association (b,c)	0.6565	10/20/2062	3,614,207
3,682,063	Government National Mortgage Association (b,c)	0.6565	12/20/2062	3,703,904
1,693,151	Government National Mortgage Association (b,c)	0.6565	7/20/2064	1,705,597
1,235,320	Government National Mortgage Association (b,c)	0.6565	7/20/2064	1,242,649
2,936,854	Government National Mortgage Association (b,c)	0.7700	4/20/2063	2,960,410
3,257,210	Government National Mortgage Association (b)	4.6047	6/20/2064	3,691,135
152,859	Government National Mortgage Association (b)	5.0628	3/16/2046	164,117
150,519	Government National Mortgage Association (b)	5.3589	11/16/2045	162,816
412,061	Government National Mortgage Association (c)	6.5000	7/20/2028	466,476
757,793	Government National Mortgage Association (c)	6.5000	4/20/2029	853,878
1,195,236	Government National Mortgage Association (b,c)	7.2129	7/20/2032	1,361,717
				119,155,999
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $324,274,645)			323,907,478

	U.S. TREASURY - 9.8%
5,000,000	United States Treasury Note (b)	0.0650	1/31/2016	5,001,080
12,915,000	United States Treasury Note (b)	0.0890	4/30/2016	12,922,142
11,000,000	United States Treasury Note (b)	0.0900	7/31/2016	11,006,065
4,965,000	United States Treasury Note	0.3750	2/15/2016	4,971,787
1,130,000	United States Treasury Note	1.7500	5/15/2023	1,071,205
	TOTAL U.S. TREASURY NOTES (Cost - $34,910,159)			34,972,279

	TOTAL INVESTMENTS - 100.8% (Cost - $359,184,804) (e)			$ 358,879,757
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%			(2,829,333)
	TOTAL NET ASSETS - 100.0%			$ 356,050,424

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $359,368,660 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 2,840,974
		Unrealized Depreciation:		(3,329,877)
		Net Unrealized Depreciation:		$ (488,903)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 323,907,478	$ -	$ 323,907,478
U.S. Tresury Notes	-	34,972,279	-	34,972,279
Total	$ -	$ 358,879,757	$ -	$ 358,879,757
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/25/2014